Other non-current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other non-current liabilities
Provisions	€ 863	€ 1,430	€ 1,611
Other	47	315	0
Total	€ 910	€ 1,745	€ 1,611